Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
September 25, 2020
Via EDGAR
Ms. Alison White
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A (No. 122)
File Numbers 002-35570, 811-01944
Dear Ms.White,
Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add a new series, Blue Chip Account, and to create a new share class, Class 3, to certain existing accounts (Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, Diversified Income, and Equity Income) in the new share class. Differences between disclosures in this filing and the recently reviewed annual update for the Registrant’s accounts (and with respect to the new series, its counterpart in the recently reviewed annual update for Principal Funds, Inc.) are limited to those to features unique to the new share class.
Pursuant to Investment Company Act Release No. 33-6510 (February 15, 1984), we request selective review consistent with the limited number of changes for a new share class that has no consequences on the strategy and risk disclosure for these accounts. The Staff has reviewed the Registrant’s disclosure in other contexts and recently reviewed the Registrant’s annual update filing.
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, the 5% and 25% ownership information and portfolio manager disclosure.
The Amendment includes the following:  (1) facing page; (2) Part A (prospectus for the above-referenced series and class); (3) Part B (a statement of additional information that includes each of the Registrant's series with a December 31 fiscal year end); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statements of additional information for Registrant’s other series or share classes.
Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/ Britney Schnathorst

Britney Schnathorst
Counsel, Registrant

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